Selling and Marketing Expenses (Details) - Schedule of selling and marketing expenses - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Selling And Marketing Expenses Abstract
Salaries and related expenses	$ 643	$ 846	$ 1,261	$ 1,571
Advertising and marketing	463	368	861	614
Travel and conferences	58	7	87	9
Total	$ 1,163	$ 1,221	$ 2,209	$ 2,194